Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss) attributable to HUYA Inc.	¥ (486,656)	$ (70,559)	¥ 583,499	¥ 884,158
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	43,413	6,294	49,875	58,440
Amortization of acquired intangible assets	37,968	5,505	39,239	44,362
Amortization of right-of-use assets	41,599	6,031	35,901	28,376
Allowance for (reversal of) expected credit losses	(107)	(16)	(2,360)	517
Gain (loss) on disposal of property and equipment and other long-term assets	1,388	201	(1,504)	(648)
Share-based compensation	156,478	22,687	289,705	408,208
Share of (income) loss in equity method investments, net of income taxes	520	76	(379,207)	(28,414)
Other non-cash income	0	0	0	(1,013)
Deferred income tax expenses	21,007	3,046	32,125	18,608
Gain on fair value changes of investments	(7,602)	(1,102)	(44,161)	(2,160)
Impairment loss of investments	55,201	8,003	0	0
Short-term investments income	(2,081)	(302)	(16,331)	(6,539)
Foreign currency exchange (gains) losses, net	2,402	348	1,480	(2,056)
Changes in operating assets and liabilities:
Accounts receivable	12,035	1,745	(16,059)	(13,058)
Prepayments and other assets	57,900	8,395	(245,555)	(59,336)
Amounts due from related parties	88,940	12,895	(83,847)	(12,121)
Accounts payable	(3,046)	(442)	3,839	4,288
Amounts due to related parties	(134,816)	(19,546)	120,675	16,421
Advances from customers and deferred revenue	(59,510)	(8,628)	(85,538)	(346,857)
Lease liabilities	(34,880)	(5,057)	(38,924)	(28,623)
Accrued liabilities and other current liabilities	(250,342)	(36,296)	138,111	246,511
Income tax payable	22,980	3,332	(53,510)	30,810
Net cash provided by/(used in) operating activities	(437,209)	(63,390)	327,453	1,239,874
Cash flows from investing activities
Placements of short-term deposits	(8,460,370)	(1,226,638)	(7,050,721)	(7,903,107)
Maturities of short-term deposits	8,291,399	1,202,140	4,595,849	8,387,957
Placements of short-term investments	0	0	(1,950,000)	(2,200,000)
Maturities of short-term investments	815,295	118,207	2,350,000	3,208,602
Placements of long-term deposits	(1,086,682)	(157,554)	0	0
Purchase of property and equipment	(156,350)	(22,669)	(39,483)	(54,410)
Purchase of intangible assets	(8,425)	(1,222)	(58,583)	(63,581)
Prepayment for purchase of land use right	0	0	0	(310,220)
Cash paid for long-term investments	(244,544)	(35,456)	(284,118)	(101,964)
Cash received from an investee due to withdrawal of investment	0	0	0	2,000
Cash received from an investee for its partial disposal of an investment	0	0	0	38,532
Cash received from a disposal of an investment	0	0	554,889	0
Proceeds from disposal of property and equipment	1,109	161	1,847	971
Net cash provided by/(used in) investing activities	(848,568)	(123,031)	(1,880,320)	1,004,780
Cash flows from financing activities
Proceeds from exercise of vested share options	6,049	877	10,723	265,294
Net cash provided by financing activities	6,049	877	10,723	265,294
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,279,728)	(185,544)	(1,542,144)	2,509,948
Cash and cash equivalents and restricted cash at the beginning of the year	1,846,454	267,711	3,458,462	1,114,585
Effect of exchange rate changes on cash and cash equivalents and restricted cash	92,565	13,421	(69,864)	(166,071)
Cash and cash equivalents and restricted cash at the end of the year	659,291	95,588	1,846,454	3,458,462
Supplemental disclosure of cash flows information:
- Income tax paid (received)	(87,890)	(12,743)	96,096	185,888
- Acquisition of property and equipment in form of accounts payable	¥ 17,787	$ 2,579	¥ 4,301	¥ 5,645